Initial Public Offering (Details Narrative) - IPO [Member] - $ / shares		1 Months Ended
	May 27, 2025	May 30, 2025
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	7,500,000	1,125,000
Sale of units per share	$ 10.00